Income Taxes - Open Tax Years by Major Tax Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2013
Colombia [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2008-present
Kazakhstan [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2007-present
Mexico [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2008-present
Papua New Guinea [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2010-present
Russia [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2010-present
United States - Federal [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2011-present
United Kingdom [Member]
Open Tax Years By Major Jurisdiction [Line Items]
Open Tax Years by Major Tax Jurisdiction	2010-present